INCOME TAXES (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Current income tax expenses				$ 4,566	$ 8,332
Deferred income tax expenses	$ 4,539	$ 0	$ 4,550	0	0
Total income tax expenses	$ 4,539	$ 0	$ 4,550	$ 4,566	$ 8,332